Leases - Schedule of Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Statements of Operations [Abstract]
Operating Lease Expense	$ 654	$ 335
Amortization of leased assets	66	23
Interest on lease liabilities	6	7
Total lease expense	$ 726	$ 365